Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2011
(Money Market Funds - Investor) | WF Money Market Fund | Investor Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
(Money Market Funds - Investor) | WF Municipal Money Market Fund | Investor Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Total Annual Fund Operating Expenses	0.87%	[2]
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[1]
(Money Market Funds - Retail) | WF Money Market Fund | Class A
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.81%	[2]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(Money Market Funds - Retail) | WF Money Market Fund | Class B
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.56%	[2]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[1]
(Money Market Funds - Retail) | WF Money Market Fund | Class C
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.56%	[2]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[1]
(Money Market Funds - Retail) | WF California Municipal Money Market Fund | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[3]
(Money Market Funds - Retail) | WF Minnesota Money Market Fund | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Total Annual Fund Operating Expenses	0.89%	[2]
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[4]
(Money Market Funds - Retail) | WF Municipal Money Market Fund | Class A
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
(Money Market Funds - Retail) | WF National Tax-Free Money Market Fund | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.64%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[5]
(Money Market Funds - Retail) | WF 100% Treasury Money Market Fund | Class A
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.80%	[2]
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
(Money Market Funds - Retail) | WF Treasury Plus Money Market Fund | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.62%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[3]
(Money Market Funds - Retail) | WF Government Money Market Fund | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.62%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[3]
(Money Market Funds - Retail) | WF New Jersey Municipal Money Market Fund | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Total Annual Fund Operating Expenses	0.89%	[2]
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(Money Market Funds - Retail) | WF New York Municipal Money Market Fund | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.87%	[2]
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(Money Market Funds - Retail) | WF Pennsylvania Municipal Money Market Fund | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.90%	[2]
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(Money Market Funds - Institutional) | WF California Municipal Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%	[2]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[1]
(Money Market Funds - Institutional) | WF Municipal Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.45%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[1]
(Money Market Funds - Institutional) | WF National Tax-Free Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[4]
(Money Market Funds - Institutional) | WF Treasury Plus Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[1]
(Money Market Funds - Institutional) | WF Government Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[1]
(Money Market Funds - Institutional) | WF Municipal Cash Management Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%	[2]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[1]
(Money Market Funds - Institutional) | WF Prime Investment Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[4]
(Money Market Funds - Institutional) | WF Heritage Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[1]
(Money Market Funds - Institutional) | WF Cash Investment Money Market Fund | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[4]
(Money Market Funds - Sweep) | WF California Municipal Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[6]
(Money Market Funds - Sweep) | WF Minnesota Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[4]
(Money Market Funds - Sweep) | WF Municipal Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.19%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]
(Money Market Funds - Sweep) | WF National Tax-Free Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.99%	[7]
(Money Market Funds - Sweep) | WF 100% Treasury Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]
(Money Market Funds - Sweep) | WF Treasury Plus Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[6]
(Money Market Funds - Sweep) | WF Government Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[6]
(Money Market Funds - Sweep) | WF New Jersey Municipal Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.24%	[2]
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]
(Money Market Funds - Sweep) | WF New York Municipal Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.22%	[2]
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]
(Money Market Funds - Sweep) | WF Pennsylvania Municipal Money Market Fund | Class Sweep
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.25%	[2]
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]
(Money Market Funds - Select) | WF Heritage Money Market Fund | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[1]
(Money Market Funds - Select) | WF Cash Investment Money Market Fund | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[4]
(Money Market Funds - Daily) | WF Money Market Fund | Class Daily
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.06%	[2]
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.03%	[1]
(Money Market Funds - Service (Class S)) | WF Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.71%	[2]
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(Money Market Funds - Service (Class S)) | WF California Municipal Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%	[2]
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Money Market Funds - Service (Class S)) | WF Municipal Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.74%	[2]
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Money Market Funds - Service (Class S)) | WF National Tax-Free Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[4]
(Money Market Funds - Service (Class S)) | WF 100% Treasury Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(Money Market Funds - Service (Class S)) | WF Treasury Plus Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Money Market Funds - Service (Class S)) | WF Government Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(Money Market Funds - Service (Class S)) | WF New Jersey Municipal Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.79%	[2]
Fee Waivers	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Money Market Funds - Service (Class S)) | WF New York Municipal Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.77%	[2]
Fee Waivers	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Money Market Funds - Service (Class S)) | WF Pennsylvania Municipal Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.80%	[2]
Fee Waivers	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Money Market Funds - Service (Class S)) | WF Municipal Cash Management Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.55%	[2]
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(Money Market Funds - Service (Class S)) | WF Prime Investment Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.53%	[8]
(Money Market Funds - Service (Class S)) | WF Heritage Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[1]
(Money Market Funds - Service (Class S)) | WF Cash Investment Money Market Fund | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[4]
(Money Market Funds - Administrator) | WF California Municipal Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%	[2]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[1]
(Money Market Funds - Administrator) | WF National Tax-Free Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[4]
(Money Market Funds - Administrator) | WF 100% Treasury Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[1]
(Money Market Funds - Administrator) | WF Treasury Plus Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[1]
(Money Market Funds - Administrator) | WF Government Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[1]
(Money Market Funds - Administrator) | WF Municipal Cash Management Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.38%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[1]
(Money Market Funds - Administrator) | WF Heritage Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[9]
(Money Market Funds - Administrator) | WF Cash Investment Money Market Fund | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[4]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[3]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.05% for Sweep Class. After this time, such cap may be changed or the commitment to maintain the cap my be terminated only with approval of the Board of Trustees.
[7]	The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.05% for Sweep Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.55% for Service Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.